Distribution Date:	01/16/26	Morgan Stanley Capital I Trust 2016-UBS11
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767FAW1	1.445000%	42,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767FAX9	2.416000%	60,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61767FAY7	2.606000%	55,900,000.00	2,840,921.03	2,840,921.03	6,169.53	0.00	0.00	2,847,090.56	0.00	0.00%	30.00%
A-3	61767FAZ4	2.531000%	170,000,000.00	166,003,165.06	14,442,794.83	350,128.34	0.00	0.00	14,792,923.17	151,560,370.23	37.48%	30.00%
A-4	61767FBA8	2.782000%	175,531,000.00	175,531,000.00	0.00	406,939.37	0.00	0.00	406,939.37	175,531,000.00	37.48%	30.00%
A-S	61767FBD2	2.984000%	60,280,000.00	60,280,000.00	0.00	149,896.27	0.00	0.00	149,896.27	60,280,000.00	25.96%	21.63%
B	61767FBE0	3.136000%	34,189,000.00	34,189,000.00	0.00	89,347.25	0.00	0.00	89,347.25	34,189,000.00	19.43%	16.88%
C	61767FBF7	3.691000%	34,188,000.00	34,188,000.00	0.00	105,156.59	0.00	0.00	105,156.59	34,188,000.00	12.89%	12.13%
D	61767FAJ0	3.500000%	36,888,000.00	36,888,000.00	0.00	107,590.00	0.00	0.00	107,590.00	36,888,000.00	5.84%	7.00%
E	61767FAL5	2.585265%	17,994,000.00	17,994,000.00	0.00	38,766.05	0.00	0.00	38,766.05	17,994,000.00	2.40%	4.50%
F*	61767FAN1	2.585265%	7,198,000.00	7,198,000.00	0.00	15,507.28	0.00	0.00	15,507.28	7,198,000.00	1.03%	3.50%
G	61767FAQ4	2.585265%	25,191,662.00	5,370,862.92	0.00	11,270.31	0.00	0.00	11,270.31	5,370,862.92	0.00%	0.00%
V	61767FAT8	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767FAU5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			719,759,763.00	540,482,949.01	17,283,715.86	1,280,770.99	0.00	0.00	18,564,486.85	523,199,233.15

X-A	61767FBB6	1.425709%	503,831,000.00	344,375,086.09	0.00	409,149.01	0.00	0.00	409,149.01	327,091,370.23
X-B	61767FBC4	0.873002%	128,657,000.00	128,657,000.00	0.00	93,598.18	0.00	0.00	93,598.18	128,657,000.00
X-D	61767FAA9	0.585265%	36,888,000.00	36,888,000.00	0.00	17,991.05	0.00	0.00	17,991.05	36,888,000.00
X-E	61767FAC5	1.500000%	17,994,000.00	17,994,000.00	0.00	22,492.50	0.00	0.00	22,492.50	17,994,000.00
X-F	61767FAE1	1.500000%	7,198,000.00	7,198,000.00	0.00	8,997.50	0.00	0.00	8,997.50	7,198,000.00
X-G	61767FAG6	1.500000%	25,191,662.00	5,370,862.92	0.00	6,713.58	0.00	0.00	6,713.58	5,370,862.92
Notional SubTotal			719,759,662.00	540,482,949.01	0.00	558,941.82	0.00	0.00	558,941.82	523,199,233.15

Deal Distribution Total					17,283,715.86	1,839,712.81	0.00	0.00	19,123,428.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767FAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767FAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61767FAY7	50.82148533	50.82148533	0.11036726	0.00000000	0.00000000	0.00000000	0.00000000	50.93185259	0.00000000
A-3	61767FAZ4	976.48920624	84.95761665	2.05957847	0.00000000	0.00000000	0.00000000	0.00000000	87.01719512	891.53158959
A-4	61767FBA8	1,000.00000000	0.00000000	2.31833334	0.00000000	0.00000000	0.00000000	0.00000000	2.31833334	1,000.00000000
A-S	61767FBD2	1,000.00000000	0.00000000	2.48666672	0.00000000	0.00000000	0.00000000	0.00000000	2.48666672	1,000.00000000
B	61767FBE0	1,000.00000000	0.00000000	2.61333324	0.00000000	0.00000000	0.00000000	0.00000000	2.61333324	1,000.00000000
C	61767FBF7	1,000.00000000	0.00000000	3.07583333	0.00000000	0.00000000	0.00000000	0.00000000	3.07583333	1,000.00000000
D	61767FAJ0	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
E	61767FAL5	1,000.00000000	0.00000000	2.15438757	0.00000000	0.00000000	0.00000000	0.00000000	2.15438757	1,000.00000000
F	61767FAN1	1,000.00000000	0.00000000	2.15438733	0.00000000	0.00000000	0.00000000	0.00000000	2.15438733	1,000.00000000
G	61767FAQ4	213.20002309	0.00000000	0.44738255	0.01193292	5.31409678	0.00000000	0.00000000	0.44738255	213.20002309
V	61767FAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767FAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767FBB6	683.51309485	0.00000000	0.81207589	0.00000000	0.00000000	0.00000000	0.00000000	0.81207589	649.20850490
X-B	61767FBC4	1,000.00000000	0.00000000	0.72750165	0.00000000	0.00000000	0.00000000	0.00000000	0.72750165	1,000.00000000
X-D	61767FAA9	1,000.00000000	0.00000000	0.48772094	0.00000000	0.00000000	0.00000000	0.00000000	0.48772094	1,000.00000000
X-E	61767FAC5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	61767FAE1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	61767FAG6	213.20002309	0.00000000	0.26650008	0.00000000	0.00000000	0.00000000	0.00000000	0.26650008	213.20002309

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	6,169.53	0.00	6,169.53	0.00	0.00	0.00	6,169.53	0.00
A-3	12/01/25 - 12/30/25	30	0.00	350,128.34	0.00	350,128.34	0.00	0.00	0.00	350,128.34	0.00
A-4	12/01/25 - 12/30/25	30	0.00	406,939.37	0.00	406,939.37	0.00	0.00	0.00	406,939.37	0.00
X-A	12/01/25 - 12/30/25	30	0.00	409,149.01	0.00	409,149.01	0.00	0.00	0.00	409,149.01	0.00
X-B	12/01/25 - 12/30/25	30	0.00	93,598.18	0.00	93,598.18	0.00	0.00	0.00	93,598.18	0.00
X-D	12/01/25 - 12/30/25	30	0.00	17,991.05	0.00	17,991.05	0.00	0.00	0.00	17,991.05	0.00
X-E	12/01/25 - 12/30/25	30	0.00	22,492.50	0.00	22,492.50	0.00	0.00	0.00	22,492.50	0.00
X-F	12/01/25 - 12/30/25	30	0.00	8,997.50	0.00	8,997.50	0.00	0.00	0.00	8,997.50	0.00
X-G	12/01/25 - 12/30/25	30	0.00	6,713.58	0.00	6,713.58	0.00	0.00	0.00	6,713.58	0.00
A-S	12/01/25 - 12/30/25	30	0.00	149,896.27	0.00	149,896.27	0.00	0.00	0.00	149,896.27	0.00
B	12/01/25 - 12/30/25	30	0.00	89,347.25	0.00	89,347.25	0.00	0.00	0.00	89,347.25	0.00
C	12/01/25 - 12/30/25	30	0.00	105,156.59	0.00	105,156.59	0.00	0.00	0.00	105,156.59	0.00
D	12/01/25 - 12/30/25	30	0.00	107,590.00	0.00	107,590.00	0.00	0.00	0.00	107,590.00	0.00
E	12/01/25 - 12/30/25	30	0.00	38,766.05	0.00	38,766.05	0.00	0.00	0.00	38,766.05	0.00
F	12/01/25 - 12/30/25	30	0.00	15,507.28	0.00	15,507.28	0.00	0.00	0.00	15,507.28	0.00
G	12/01/25 - 12/30/25	30	133,283.18	11,570.92	0.00	11,570.92	300.61	0.00	0.00	11,270.31	133,870.93
Totals			133,283.18	1,840,013.42	0.00	1,840,013.42	300.61	0.00	0.00	1,839,712.81	133,870.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	19,123,428.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,911,078.69	Master Servicing Fee	4,010.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	3,881.57
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	232.71
ARD Interest	0.00	Operating Advisor Fee	1,286.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	321.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,911,078.69	Total Fees	9,731.48

Principal		Expenses/Reimbursements
Scheduled Principal	5,283,715.86	Reimbursement for Interest on Advances	284.83
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,000,000.00	Special Servicing Fees (Monthly)	488.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(472.50)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	17,283,715.86	Total Expenses/Reimbursements	300.58

		Interest Reserve Deposit	61,333.78

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,839,712.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	17,283,715.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,123,428.67
Total Funds Collected	19,194,794.55	Total Funds Distributed	19,194,794.51

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	540,482,949.01	540,482,949.01	Beginning Certificate Balance	540,482,949.01
(-) Scheduled Principal Collections	5,283,715.86	5,283,715.86	(-) Principal Distributions	17,283,715.86
(-) Unscheduled Principal Collections	12,000,000.00	12,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	523,199,233.15	523,199,233.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	540,482,949.01	540,482,949.01	Ending Certificate Balance	523,199,233.15
Ending Actual Collateral Balance	523,206,509.10	523,206,509.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP	Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP
5,000,000 or less	5	15,130,586.50	2.89%	7	4.6739	1.952973	1.30 or less	2	7,956,611.59	1.52%	7	4.4477	1.111094
5,000,001 to 10,000,000	4	32,683,116.76	6.25%	7	4.6290	1.761504	1.31 to 1.40	1	8,344,647.13	1.59%	7	5.0363	1.330000
10,000,001 to 15,000,000	3	38,900,483.62	7.44%	7	4.5331	1.862846	1.41 to 1.50	2	32,221,684.05	6.16%	7	4.2247	1.449258
15,000,001 to 20,000,000	1	18,070,762.84	3.45%	7	4.1500	1.480000	1.51 to 1.60	2	55,733,036.35	10.65%	7	4.5867	1.543249
20,000,001 to 25,000,000	2	46,602,456.82	8.91%	7	4.1437	2.521297	1.61 to 1.80	3	58,857,457.87	11.25%	7	4.2154	1.657322
25,000,001 to 50,000,000	6	233,237,906.20	44.58%	7	3.7865	3.908199	1.81 to 2.00	2	15,804,229.25	3.02%	6	5.2790	1.869752
50,000,001 or greater	1	64,252,571.33	12.28%	7	3.8900	4.310000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	33	523,199,233.15	100.00%	7	4.0772	3.148394	2.26 to 2.50	4	67,149,961.78	12.83%	7	4.2172	2.349353
							2.51 to 3.00	1	9,940,085.17	1.90%	6	4.8000	2.620000
							3.01 or greater	5	192,870,170.88	36.86%	7	3.4631	5.333923
							Totals	33	523,199,233.15	100.00%	7	4.0772	3.148394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP
							Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP
Alabama	1	2,795,045.60	0.53%	7	3.8900	4.310000
							Industrial	2	12,550,821.65	2.40%	6	4.7896	2.276778
California	19	109,310,436.60	20.89%	7	4.3849	2.515023
							Lodging	6	58,654,437.86	11.21%	6	4.5761	2.286808
Colorado	3	6,326,509.19	1.21%	7	3.8900	4.310000
							Mixed Use	1	3,315,221.27	0.63%	7	4.7500	1.780000
Florida	3	20,350,892.25	3.89%	6	4.8961	2.651160
							Office	4	111,054,000.93	21.23%	7	3.1362	6.168672
Georgia	1	11,026,443.03	2.11%	7	3.7500	2.460000
							Other	2	104,542,237.43	19.98%	7	4.2203	1.964036
Illinois	3	4,792,472.00	0.92%	7	4.1983	3.306893
							Retail	6	94,508,593.84	18.06%	7	4.4000	1.654684
Kansas	2	8,344,647.13	1.59%	7	5.0363	1.330000
							Self Storage	29	64,252,571.33	12.28%	7	3.8900	4.310000
Kentucky	1	9,052,509.48	1.73%	7	4.2600	1.560000
							Totals	61	523,199,233.15	100.00%	7	4.0772	3.148394
Maryland	1	2,343,151.76	0.45%	7	3.8900	4.310000

Massachusetts	1	70,000,000.00	13.38%	7	2.7982	7.030000

Michigan	5	28,899,743.45	5.52%	6	4.0512	3.672753

Minnesota	1	36,429,312.20	6.96%	7	3.6000	5.010000

New Jersey	1	937,261.44	0.18%	7	3.8900	4.310000

New York	2	104,542,237.43	19.98%	7	4.2203	1.964036

North Carolina	1	3,315,221.27	0.63%	7	4.7500	1.780000

Ohio	1	2,610,736.61	0.50%	7	4.7500	0.970000

Pennsylvania	1	5,345,874.98	1.02%	7	4.3000	1.180000

Tennessee	1	18,070,762.84	3.45%	7	4.1500	1.480000

Texas	1	2,543,578.86	0.49%	7	4.6000	2.470000

Washington	1	1,841,048.20	0.35%	7	3.8900	4.310000

Totals	61	523,199,233.15	100.00%	7	4.0772	3.148394

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP	Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP
	4.500% or less	13	355,058,919.02	67.86%	7	3.7970	3.741159	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	7	71,751,198.54	13.71%	7	4.6759	1.776704	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	2	22,067,766.51	4.22%	6	5.2513	1.653369	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	523,199,233.15	100.00%	7	4.0772	3.148394	49 months or greater	22	448,877,884.07	85.79%	7	4.0090	3.324510
								Totals	33	523,199,233.15	100.00%	7	4.0772	3.148394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP	Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP
	60 months or less	22	448,877,884.07	85.79%	7	4.0090	3.324510	Interest Only	3	119,000,000.00	22.74%	7	3.4009	5.090588
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	19	329,877,884.07	63.05%	7	4.2283	2.687415
	Totals	33	523,199,233.15	100.00%	7	4.0772	3.148394	271 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	523,199,233.15	100.00%	7	4.0772	3.148394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	74,321,349.08	14.21%	7	4.4891	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	448,877,884.07	85.79%	7	4.0090	3.324510	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	523,199,233.15	100.00%	7	4.0772	3.148394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A21	30311369	OF	Boston	MA	Actual/360	2.798%	96,381.63	0.00	0.00	08/06/26	11/06/28	--	40,000,000.00	40,000,000.00	01/06/26
01A22	30311370				Actual/360	2.798%	72,286.23	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	01/06/26
2	30311359	SS	Various	Various	Actual/360	3.890%	215,610.66	114,156.18	0.00	N/A	08/01/26	--	64,366,727.51	64,252,571.33	01/01/26
03A1	30297582	98	New York	NY	Actual/360	4.184%	112,405.14	74,275.75	0.00	08/06/26	08/06/28	--	31,202,342.88	31,128,067.13	01/06/26
03A2	30297583				Actual/360	4.184%	88,160.89	58,255.50	0.00	08/06/26	08/06/28	--	24,472,424.97	24,414,169.47	01/06/26
4	30297553	RT	Various	CA	Actual/360	4.650%	187,337.08	104,001.10	0.00	N/A	08/06/26	--	46,784,527.97	46,680,526.87	01/06/26
5	30297572	OF	Minneapolis	MN	Actual/360	3.600%	113,363.74	139,637.62	0.00	N/A	08/06/26	--	36,568,949.82	36,429,312.20	01/06/26
6	30297372	98	New York	NY	Actual/360	4.262%	179,832.72	0.00	0.00	N/A	08/05/26	--	49,000,000.00	49,000,000.00	01/05/26
8	30297454	LO	Dearborn	MI	Actual/360	4.100%	78,624.33	81,387.87	0.00	N/A	07/06/26	--	22,269,675.22	22,188,287.35	01/06/26
9	30311360	RT	Bristol	TN	Actual/360	4.150%	64,732.72	43,328.05	0.00	N/A	08/01/26	--	18,114,090.89	18,070,762.84	01/01/26
10	30311361	RT	Visalia	CA	Actual/360	4.320%	52,747.83	28,603.80	0.00	N/A	08/01/26	--	14,179,525.01	14,150,921.21	01/01/26
12	30297429	LO	Clearwater	FL	Actual/360	5.382%	63,727.15	27,479.21	0.00	N/A	07/06/26	--	13,750,598.59	13,723,119.38	01/06/26
14	30297554	LO	Pismo Beach	CA	Actual/360	4.250%	43,310.21	42,284.41	0.00	N/A	08/06/26	--	11,834,287.68	11,792,003.27	01/06/26
15	30297452	IN	Newington	CT	Actual/360	4.570%	53,696.12	26,584.43	0.00	N/A	07/06/26	--	13,644,809.50	13,618,225.07	01/06/26
16	30311376	RT	Marietta	GA	Actual/360	3.750%	35,696.58	27,981.81	0.00	N/A	08/01/26	--	11,054,424.84	11,026,443.03	01/01/26
17	30311362	LO	Louisville	KY	Actual/360	4.260%	33,326.58	32,427.07	0.00	N/A	08/01/26	--	9,084,936.55	9,052,509.48	01/01/26
18	30297561	LO	New York	NY	Actual/360	4.725%	48,825.00	12,000,000.00	0.00	N/A	03/05/26	--	12,000,000.00	0.00	01/05/26
19	30297467	IN	Rancho Cucamonga	CA	Actual/360	4.800%	41,175.73	21,784.11	0.00	N/A	07/06/26	--	9,961,869.28	9,940,085.17	01/06/26
20	30297577	LO	Various	KS	Actual/360	5.036%	36,343.33	35,544.62	0.00	N/A	08/06/26	--	8,380,191.75	8,344,647.13	01/06/26
21	30297558	LO	Avila Beach	CA	Actual/360	4.250%	31,249.14	30,509.00	0.00	N/A	08/06/26	--	8,538,663.69	8,508,154.69	01/06/26
22	30297556	LO	Pismo Beach	CA	Actual/360	4.250%	30,975.02	30,241.39	0.00	N/A	08/06/26	--	8,463,762.00	8,433,520.61	01/06/26
24	30297555	LO	Paso Robles	CA	Actual/360	4.250%	25,766.83	25,156.55	0.00	N/A	08/06/26	--	7,040,652.29	7,015,495.74	01/06/26
25	30311358	SS	Walled Lake	MI	Actual/360	4.880%	30,473.62	14,402.50	0.00	N/A	08/01/26	--	7,251,787.31	7,237,384.81	01/01/26
26	30311377	LO	E Marlborough Town	PA	Actual/360	4.300%	19,865.20	19,069.53	0.00	N/A	08/01/26	--	5,364,944.51	5,345,874.98	01/01/26
27	30297518	RT	Clovis	CA	Actual/360	4.650%	18,401.88	15,743.15	0.00	N/A	08/06/26	--	4,595,683.04	4,579,939.89	01/06/26
28	30297576	MF	Fayetteville	NC	Actual/360	4.921%	18,397.96	9,265.29	0.00	N/A	08/06/26	--	4,341,937.37	4,332,672.08	01/06/26
29	30297557	LO	Pismo Beach	CA	Actual/360	4.250%	13,979.88	13,648.76	0.00	N/A	08/06/26	--	3,819,928.72	3,806,279.96	01/06/26
30	30296711	MF	Lubbock	TX	Actual/360	5.903%	21,481.00	4,225,932.93	0.00	N/A	01/05/26	--	4,225,932.93	0.00	01/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30311363	RT	Onley	VA	Actual/360	4.700%	15,439.92	8,417.42	0.00	N/A	08/01/26	--	3,814,943.34	3,806,525.92	01/01/26
32	30297248	RT	Roanoke Rapids	NC	Actual/360	4.980%	14,976.36	7,384.94	0.00	N/A	08/05/26	--	3,492,349.24	3,484,964.30	01/05/26
33	30311364	MU	Durham	NC	Actual/360	4.750%	13,589.94	7,275.95	0.00	N/A	08/01/26	--	3,322,497.22	3,315,221.27	12/01/25
34	30311365	IN	Solon	OH	Actual/360	4.750%	10,702.07	5,729.82	0.00	N/A	08/01/26	--	2,616,466.43	2,610,736.61	01/01/26
35	30311366	OF	Lubbock	TX	Actual/360	4.600%	10,093.49	4,568.14	0.00	N/A	08/01/26	--	2,548,147.00	2,543,578.86	01/01/26
36	30296769	MU	Hartford	CT	Actual/360	4.990%	9,844.40	4,901.39	0.00	N/A	06/05/26	--	2,291,024.02	2,286,122.63	01/05/26
38	30311368	OF	Carbondale	IL	Actual/360	4.600%	8,258.31	3,737.57	0.00	N/A	08/01/26	--	2,084,847.44	2,081,109.87	01/01/26
Totals							1,911,078.69	17,283,715.86	0.00				540,482,949.01	523,199,233.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A21	65,303,939.21	20,983,379.93	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
01A22	65,303,939.21	20,983,379.93	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,592,387.00	23,499,973.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	9,950,092.34	10,180,630.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
03A2	9,950,092.34	10,180,630.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,183,686.59	5,612,123.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,162,650.15	3,868,047.91	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,351,842.98	4,913,169.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,430,687.51	7,722,647.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,994,048.00	2,069,282.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,625,722.00	1,501,314.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,824,989.50	2,295,611.67	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,819,017.88	1,999,504.65	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,490,339.00	1,451,850.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,035,623.09	2,077,774.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,357,888.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	(522,976.85)	702,599.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	740,696.80	979,016.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	649,766.40	494,795.31	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	546,371.00	484,661.33	01/01/25	09/30/25	--	0.00	0.00	20,830.13	20,830.13	0.00	0.00
34	529,741.00	246,988.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	363,736.00	453,860.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	294,666.00	306,366.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	215,978,945.91	123,007,608.06				0.00	0.00	20,830.13	20,830.13	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	30297561	12,000,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		12,000,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,000,000.00	4.077183%	4.056097%	7
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.106174%	4.085265%	8
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.106496%	4.085586%	9
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.106794%	4.085883%	10
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.107111%	4.086198%	11
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.107404%	4.086490%	12
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.107694%	4.086780%	13
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108003%	4.087087%	14
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108288%	4.087372%	15
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108592%	4.087674%	16
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.108872%	4.087953%	17
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.109213%	4.088293%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
33	30311364	12/01/25	0	A	20,830.13	20,830.13	0.00	3,322,497.22
Totals					20,830.13	20,830.13	0.00	3,322,497.22

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		61,755,840	61,755,840		0	0
7 - 12 Months		335,901,157	335,901,157		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		125,542,237	125,542,237		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	523,199,233	523,199,233	0	0	0	0
Dec-25	540,482,949	540,482,949	0	0	0	0
Nov-25	541,593,728	541,593,728	0	0	0	0
Oct-25	542,651,664	542,651,664	0	0	0	0
Sep-25	543,754,769	543,754,769	0	0	0	0
Aug-25	544,804,805	544,804,805	0	0	0	0
Jul-25	545,851,004	545,851,004	0	0	0	0
Jun-25	546,942,791	546,942,791	0	0	0	0
May-25	547,981,174	547,981,174	0	0	0	0
Apr-25	549,065,425	549,065,425	0	0	0	0
Mar-25	550,096,051	550,096,051	0	0	0	0
Feb-25	551,272,676	551,272,676	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30297454	26,951,268.56	4.10000%	26,951,268.56 4.10000%		8	10/01/20	10/06/20	10/07/20
18	30297561	12,000,000.00	4.72500%	12,000,000.00 4.72500%		8	06/29/20	06/29/20	09/09/20
18	30297561	0.00	4.72500%	0.00	4.72500%	10	03/24/21	03/05/21	02/23/22
20	30297577	10,485,771.21	5.03630%	10,485,771.21 5.03630%		8	06/05/20	04/06/20	06/11/20
Totals		49,437,039.77		49,437,039.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
07A2	30311372	07/15/22	20,000,000.00	161,000,000.00	22,642,774.92	2,642,774.92	22,642,774.92	20,000,000.00	0.00	0.00	0.00	0.00	0.00%
07A3	30311373	07/15/22	20,000,000.00	161,000,000.00	21,568,350.99	1,568,350.99	21,568,350.99	20,000,000.00	0.00	0.00	0.00	0.00	0.00%
11	30297461	11/18/20	15,452,684.45	18,200,000.00	12,742,827.48	852,023.14	12,742,827.48	11,890,804.34	3,561,880.12	0.00	(52,646.08)	3,614,526.20	22.03%
13	30297451	10/19/20	15,203,752.97	7,100,000.00	7,264,867.28	369,093.15	7,264,867.28	6,895,774.13	8,307,978.84	0.00	20,855.63	8,287,123.21	50.99%
23	30297074	08/17/20	9,531,435.08	6,670,000.00	2,104,619.30	469,337.10	2,104,619.30	1,635,282.20	7,896,152.88	0.00	(22,997.53)	7,919,150.41	78.24%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			80,187,872.50	353,970,000.00	66,323,439.97	5,901,579.30	66,323,439.97	60,421,860.67	19,766,011.84	0.00	(54,787.98)	19,820,799.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/24	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
07A2	30311372	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
07A3	30311373	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	30297461	10/18/24	0.00	0.00	3,614,526.20	0.00	0.00	8,000.00	0.00	0.00	3,614,526.20
		09/17/24	0.00	0.00	3,606,526.20	0.00	0.00	8,682.04	0.00	0.00
		02/16/24	0.00	0.00	3,597,844.16	0.00	0.00	3,000.00	0.00	0.00
		09/15/23	0.00	0.00	3,594,844.16	0.00	0.00	2,531.50	0.00	0.00
		09/16/22	0.00	0.00	3,592,312.66	0.00	0.00	8,826.00	0.00	0.00
		07/15/22	0.00	0.00	3,583,486.66	0.00	0.00	21,606.54	0.00	0.00
		11/18/20	0.00	0.00	3,561,880.12	0.00	0.00	3,561,880.12	0.00	0.00
13	30297451	07/17/24	0.00	0.00	8,287,123.21	0.00	0.00	(20,855.63)	0.00	0.00	8,287,123.21
		10/19/20	0.00	0.00	8,307,978.84	0.00	0.00	8,307,978.84	0.00	0.00
23	30297074	07/17/24	0.00	0.00	7,919,150.41	0.00	0.00	(54,366.55)	0.00	0.00	7,919,150.41
		08/17/21	0.00	0.00	7,973,516.96	0.00	0.00	77,364.08	0.00	0.00
		08/17/20	0.00	0.00	7,896,152.88	0.00	0.00	7,896,152.88	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	19,820,799.82	0.00	0.00	19,820,799.82	0.00	0.00	19,820,799.82

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	488.25	0.00	(472.50)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(94.13)	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	378.96	0.00	0.00	0.00
Total	0.00	0.00	488.25	0.00	(472.50)	0.00	0.00	0.00	284.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			300.58

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Supplemental Notes
None

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